Supplementary Financial Statements Information (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	June 30,	December 31,
	2024	2023
	U.S. Dollars

US Dollars	73,637	113,190
New Israeli Shekels	4,065	2,795
Other currencies	8,499	3,983

	86,201	119,968

Schedule of marketable securities
	June 30, 2024
	U.S. Dollars
Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Matures within one year:
Corporate bonds	22,645	2	(32)	22,615
Government bonds	984	16	-	1,000
	23,629	18	(32)	23,615
Matures after one year:
Corporate bonds	73,278	111	(380)	73,009
Government bonds	8,798	12	(2)	8,808
	82,076	123	(382)	81,817
	105,705	141	(414)	105,432
	December 31, 2023
	U.S. Dollars
Marketable Securities	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Matures within one year:
Corporate bonds	9,821	7	(9)	9,819
Government bonds	8,983	14	-	8,997
	18,804	21	(9)	18,816
Matures after one year:
Corporate bonds	64,033	574	(3)	64,604
Government bonds	8,815	157	-	8,972
	72,848	731	(3)	73,576
	91,652	752	(12)	92,392

Schedule of amortized cost and estimated fair value of marketable securities classified by the maturity date listed on the security
	June 30, 2024
	Amortized Cost	Fair Value
	U.S. Dollars

Due within one year	23,629	23,615
Due after one through five years	52,239	51,937
Due after five through ten years	29,837	29,880
Total marketable securities	105,705	105,432

	December 31, 2023
	Amortized Cost	Fair Value
	U.S. Dollars (in thousands)
Due within one year	18,804	18,816
Due after one through five years	72,210	72,908
Due after five through ten years	638	668
Total marketable securities	91,652	92,392

Schedule of estimated fair value and gross unrealized holding losses of marketable securities, aggregated by investment instrument and period of time in an unrealized loss position
	In Unrealized Loss Position For Less Than 12 Months
June 30, 2024	Fair Value	Gross Unrealized Loss
	U.S. Dollars

Corporate bonds	73,903	(412)
Government bonds	2,016	(2)
	75,919	(414)

	In Unrealized Loss Position For Less Than 12 Months
December 31, 2023	Fair Value	Gross Unrealized Loss
	U.S. Dollars

Corporate bonds	5,154	(12)
	5,154	(12)

Schedule of fair value, assets and liabilities measured on recurring basis
	June 30, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Description
	U.S. Dollars

Assets
Marketable securities (current assets)	23,615	1,000	22,615	-
Marketable securities (non-current assets	81,817	8,808	73,009	-
Total Assets	105,432	9,808	95,624	-
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Description
	U.S. Dollars

Assets
Marketable securities (current assets)	18,816	6,988	11,828	-
Marketable securities (non-current assets	73,576	6,981	66,595	-
Total Assets	92,392	13,969	78,423	-

Schedule of inventories
	June 30,	December 31,
	2024	2023
	U.S. Dollars

Components	60,438	55,598
Work in process	26,817	20,038
Finished products (including systems at customer locations not yet sold)	21,513	19,292

	108,768	94,928
	June 30,	December 31,
	2024	2023
	U.S. Dollars

Current assets	99,215	85,905
Long-term assets	9,553	9,023

	108,768	94,928

Schedule of other current assets
	June 30,	December 31,
	2024	2023
	U.S. Dollars

Interest receivable	13,355	8,386
Due from Government institutions and income tax receivables	7,696	3,690
Prepaid expenses and vendor downpayments	4,996	5,164
Other	1,001	2,308

	27,048	19,548

Schedule of property, plant and equipment, net
	June 30,	December 31,
	2024	2023
	U.S. Dollars

Land	1,401	1,401
Building	21,733	20,730
Machinery and equipment	30,187	27,626
Office furniture and equipment	1,061	1,057
Computer equipment and software	6,386	6,542
Automobiles	431	429
Leasehold improvements	2,237	2,100
Right of use assets	7,002	7,187
	70,438	67,072

Less - accumulated depreciation	26,192	25,085

	44,246	41,987

Schedule of intangible assets, net
	June 30,	December 31,
	2024	2024
	U.S. Dollars
Cost:
Patent registration costs	2,434	2,308
Acquired technology	12,200	12,200
Acquired trade names	2,700	2,700
Acquired customer relationship	2,000	2,000
	19,334	19,208

Less accumulated amortization	4,189	2,271

Total intangible assets, net	15,145	16,937

Schedule of other current liabilities
	June 30,	December 31,
	2024	2023
	U.S. Dollars

Commissions	12,617	13,588
Advances from customers and deferred revenues	26,585	14,701
Accrued employee compensation and related benefits	14,362	13,137
Accrued warranty costs (1)	3,713	3,397
Government institutions and income tax payable	7,633	5,316
Accrued expenses	3,133	2,661
Operating lease obligations	1,734	1,687

(1) Changes in the accrued warranty costs are as follows:	69,777	54,487

Schedule of accrued warranty costs
	June 30,	December 31,
	2024	2023
	U.S. Dollars

Beginning of period	3,397	3,161
Accruals	3,453	5,505
Usage	(3,137)	(5,269)

Balance at end of period	3,713	3,397

Scheduled of convertible senior notes
	June 30,	December 31,
	2024	2023
	U.S. Dollars

Liability:
Principle:	200,000	200,000
Unamortized issuance costs	(2,622)	(3,169)
Net carrying amount	197,378	196,831